RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS, INC.
(the “Trust”)

Supplement dated April 27, 2017
to the combined Statement of Additional Information (“SAI”) dated July 29, 2016 (the “SAI”) as amended
October 3, 2016, April 18, 2017, and April 24, 2017 for the following series of the Trust (the “Funds”):

Rainier Large Cap Equity Fund – Original and Institutional Classes
Rainier Mid Cap Equity Fund – Original and Institutional Classes
Rainier Small/Mid Cap Equity Fund – Original and Institutional Classes
MN Rainier Intermediate Fixed Income Fund – Original and Institutional Classes
Rainier International Discovery Fund – Institutional Class and Class A

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees has appointed Jodi Hedberg as new Chief Compliance Officer and Anti-Money Laundering Officer effective April 30, 2017. Therefore, the table of Trustees and officers in the Management section of the SAI is hereby deleted and replaced by the following:

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee Over the Last Five Years
Non-interested Trustees
James E. Diamond, Jr. 601 Union St. Ste. 3525 Seattle, WA 98101 Born 1946	Trustee, Chairman of the Board	Since March 1994	Private investor and consultant, from 2014 to present. President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials), 2003 to 2014.	Five	None
Joan L. Enticknap 601 Union St. Ste. 3525 Seattle, WA 98101 Born 1950	Trustee	Since November 2012	Chief of Staff, 2013 to present; Strategic Initiatives Manager, 2010 to 2013; Board Member, President and Chief Operating Officer, 2001 to 2010; all with HomeStreet Bank (banking).	Five	None
Gary L. Sundem 601 Union St. Ste. 3525 Seattle, WA 98101 Born 1944	Trustee	Since March 1994	Professor of Accounting Emeritus, University of Washington from 2008 to present. Professor of Accounting; University of Washington from 1971 to 2008.	Five	None

Interested Trustee and Officer(2)
Michele T. Mosca 601 Union St., Ste. 3525 Seattle, WA 98101 Born 1972	Trustee, CEO and President	Since July 2016
President, Manning & Napier Investor Services, Inc. from May 2015 to present (mutual fund distributor); Managing Director, Manning & Napier Advisors Funds Group from January 2009 to present (mutual funds).
				Five	None
Officers
Elisa Enns 601 Union St., Ste 3525 Seattle, WA 98101 Born 1965	Chief Financial Officer Treasurer	Since July 2016 Since May 2013
Director of Fund Finance and Financial Planning, Rainier, since May 2011. Financial Planning Analyst, Rainier, from May 2010 to May 2011. Strategic Operations Manager, Russell Investment Group, from May 2007 to May 2010.
				N/A	N/A
Jodi L. Hedberg 601 Union St., Ste. 3525 Seattle, WA 98101 Born 1967	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since April 2017
Chief Compliance Officer of Rainier from 2017 to present.
Director of Compliance since 2005; Compliance Manager (1995-2005) – Manning & Napier Advisors, LLC and affiliates; Corporate Secretary – Manning & Napier Investor Services, Inc. since 2006

				N/A	N/A
Richard B. Yates 601 Union St., Ste. 3525 Seattle, WA 98101 Born 1965	Chief Legal Officer	Since May 2016	Chief Legal Officer, Manning & Napier, Inc., Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC, and Exeter Trust Company from 2004 to present.	N/A	N/A
Russell B. Simon 2020 East Financial Way, Suite 100 Glendora, CA 91741 Born 1980	Secretary	Since July 2016	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011).	N/A	N/A

*	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(1)
The term “Fund Complex” includes any funds, series of funds, or trusts that share the same investment adviser or that hold themselves out to investors as related companies.  The Fund Complex consists of five separate series of the Trust.

(2)
Ms. Mosca is an “interested person” of the Trust, as defined in the 1940 Act, because of her employment with the parent company and affiliates of Rainier. Ms. Mosca was elected to fill the vacancy created by the departure of Melodie B. Zakaluk, who served as a Trustee and the Chief Executive Officer and President of the Trust from February 2011 until July 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE